Subsequent Events (Details) - Nonadjusting Events After Reporting Period [Member] - MYR (RM)	Sep. 15, 2025	Jul. 16, 2025
Subsequent Events [Line Items]
Equity interest percentage	49.00%
Total consideration	RM 1,916,649.80
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued		2,000,000